UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

"Report for the Quarter Ended: 	September 30, 2006

Check here if Amendment  [ x  ]; Amendment Number: __1______
This Amendment (Check only one.):	[ x  ]  is a restatement
                        		[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Argus Investors' Counsel, Inc.
Address:       100 Prospect Street, South Tower
               Stamford, Connecticut 06901

13F Filing Number:  28-542

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all requirements, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Stewart P. Zobian
Title:    President
Phone:    (203) 316-9000

Signature, Place and Date of Signing:

/s/Stewart P. Zobian 	Stamford, Connecticut	October 31, 2006
	[Signature]		[City, State]			[Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None





FORM 13F SUMMARY PAGE
Report Summary:

Number of other included Managers: None

Form 13F information Table Entry Total:	416

Form 13F information Table Value Total:	 535586000


List of other included managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co Com                      COM              88579Y101    11361   152655 SH       SOLE                   152365               290
Abbott Labs Com                COM              002824100    12874   265120 SH       SOLE                   264670               450
Air Prods & Chems Inc Com      COM              009158106    14190   213802 SH       SOLE                   213402               400
Alcoa Inc Com                  COM              013817101    10442   372385 SH       SOLE                   371660               725
American Express Co Com        COM              025816109    11125   198385 SH       SOLE                   197965               420
American Intl Group Com        COM              026874107    11167   168535 SH       SOLE                   168235               300
Amgen Inc Com                  COM              031162100    11445   160000 SH       SOLE                   159700               300
Archer Daniels Midland Com     COM              039483102      945    24960 SH       SOLE                    24960
Automatic Data Process Com     COM              053015103    11018   232735 SH       SOLE                   232185               550
BP Plc Sponsored Adr           COM              055622104      523     7980 SH       SOLE                     7540               440
Becton Dickinson & Co Com      COM              075887109    15815   223792 SH       SOLE                   223292               500
Caterpillar Inc Del Com        COM              149123101    12087   183700 SH       SOLE                   183300               400
Cisco Sys Inc Com              COM              17275R102    12005   522400 SH       SOLE                   521300              1100
Coca Cola Co Com               COM              191216100     1216    27207 SH       SOLE                    27207
Dell Inc Com                   COM              24702R101    10502   459800 SH       SOLE                   458800              1000
Disney Walt Co Com             COM              254687106    13811   446821 SH       SOLE                   445771              1050
Dow Chem Co Com                COM              260543103    10889   279345 SH       SOLE                   279345
Emerson Elec Co Com            COM              291011104    10279   122575 SH       SOLE                   122575
Exxon Mobil Corp Com           COM              30231G102    12274   182921 SH       SOLE                   182921
FedEx Corp Com                 COM              31428X106    11470   105535 SH       SOLE                   105285               250
Federal Natl Mtg Assn Com      COM              313586109    11493   205560 SH       SOLE                   205060               500
Gannett Inc Com                COM              364730101    10237   180140 SH       SOLE                   179790               350
General Dynamics Corp Com      COM              369550108    12262   171089 SH       SOLE                   170639               450
General Elec Co Com            COM              369604103    10207   289146 SH       SOLE                   288426               720
Home Depot Inc Com             COM              437076102    11522   317660 SH       SOLE                   317085               575
Illinois Tool Wks Inc Com      COM              452308109    11127   247810 SH       SOLE                   247260               550
Ingersoll-Rand Company Cl A    COM              G4776G101    10859   285920 SH       SOLE                   285220               700
Intel Corp Com                 COM              458140100    11508   559450 SH       SOLE                   558300              1150
International Bus Mach Com     COM              459200101    11018   134470 SH       SOLE                   134220               250
Intl Paper Co Com              COM              460146103    10623   306745 SH       SOLE                   306745
JP Morgan Chase & Co Com       COM              46625H100     1302    27729 SH       SOLE                    27129               600
Johnson & Johnson Com          COM              478160104    13324   205180 SH       SOLE                   204760               420
Kimberly Clark Corp Com        COM              494368103    13243   202620 SH       SOLE                   202220               400
McDonalds Corp Com             COM              580135101    13636   348570 SH       SOLE                   347830               740
McGraw-Hill Cos Inc            COM              580645109    12404   213760 SH       SOLE                   213160               600
Microsoft Corp Com             COM              594918104    11707   428040 SH       SOLE                   427240               800
Morgan Stanley Coms            COM              617446448    18444   252966 SH       SOLE                   252566               400
Nucor Corp Com                 COM              670346105    12836   259360 SH       SOLE                   258810               550
Pepsico Inc Com                COM              713448108    10139   155365 SH       SOLE                   154915               450
Pfizer Inc Com                 COM              717081103    13908   490400 SH       SOLE                   489500               900
Procter & Gamble Co Com        COM              742718109    13167   212441 SH       SOLE                   211915               526
Qualcomm Inc Com               COM              747525103    10531   289710 SH       SOLE                   289030               680
Royal Dutch Shell Plc Spons Ad COM              780259206      969    14657 SH       SOLE                    14657
Schlumberger Ltd Com           COM              806857108    13881   223775 SH       SOLE                   223325               450
Staples Inc Com                COM              855030102    11128   457375 SH       SOLE                   456325              1050
Stryker Corp Com               COM              863667101     1586    31980 SH       SOLE                    31430               550
Time Warner Inc Com            COM              887317105    11339   621970 SH       SOLE                   620520              1450
US Bancorp DE Com              COM              902973304    14159   426205 SH       SOLE                   425505               700
Unilever NV NY                 COM              904784709    12897   525545 SH       SOLE                   524495              1050
Union Pac Corp Com             COM              907818108     1687    19170 SH       SOLE                    19170
Valero Energy Corp New Com     COM              91913Y100      510     9900 SH       SOLE                     9900
Verizon Communications Com     COM              92343V104    14039   378091 SH       SOLE                   377431               660
Wal-Mart Stores Inc Com        COM              931142103    11446   232085 SH       SOLE                   231505               580
Walgreen Co Com                COM              931422109    13303   299695 SH       SOLE                   299045               650